CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Summary of Reconciliation of Changes in Cash, Cash Equivalents, and Restricted Cash) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in cash and cash equivalents included in assets held for sale	¥ 0		¥ 0	¥ 36,063
Changes in restricted cash included in assets held for sale	0		0	2,000
Total changes in cash, cash equivalents, and restricted cash included in assets held for sale shown in the consolidated statements of cash flows	¥ 0	$ 0	¥ 0	¥ 38,063